OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2021
Other Payables And Accruals
Schedule of Other Payables and Accrued Liabilities

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Financial liabilities
Accrued expenses	3,791	5,398	849
Deposits from customers	814	505	80
Total payables	4,605	5,903	929

Accrued payroll	3,252	2,878	453
Penalties related to income tax	1,576	3,025	475
Taxes other than income tax payable(a)	143	285	45
Others	174	7	1
Total others payables	5,145	6,195	974

Total	9,750	12,098	1,903

(a)	Taxes other than income taxes payable mainly comprise accruals for value-added tax, city construction tax and education surcharge.